SUPPLEMENTARY FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY FINANCIAL INFORMATION

10. SUPPLEMENTARY FINANCIAL INFORMATION

Major Customers

Revenues from TCEH represented 28% and 29% of our reported total operating revenues for the three months ended March 31, 2013 and 2012, respectively. Revenues from REP subsidiaries of a nonaffiliated entity collectively represented 16% and 15% of our reported total operating revenues for the three months ended March 31, 2013 and 2012, respectively. No other customer represented 10% or more of total operating revenues.

Other Income and Deductions

	Three Months Ended March 31,
	2013	2012
Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$5	$6
Other	—	1

Total other income	$5	$7

Other deductions:
Professional fees	$2	$1
Other	2	—

Total other deductions	$4	$1

Interest Expense and Related Charges

	Three Months Ended March 31,
	2013	2012
Interest expense	$89	$92
Amortization of debt issuance costs and discounts	7	1
Allowance for funds used during construction – capitalized interest portion	(2)	(2)

Total interest expense and related charges	$94	$91

Restricted Cash

All restricted cash amounts reported on our balance sheet at March 31, 2013 and December 31, 2012 relate to the transition bonds.

Trade Accounts Receivable

Trade accounts receivable reported on our balance sheet consisted of the following:

	At March 31, 2013	At December 31, 2012
Gross trade accounts receivable	$477	$395
Trade accounts receivable from TCEH	(123)	(55)
Allowance for uncollectible accounts	(2)	(2)

Trade accounts receivable from nonaffiliates – net	$352	$338

Gross trade accounts receivable at March 31, 2013 and December 31, 2012 included unbilled revenues of $120 million and $147 million, respectively. At March 31, 2013 and December 31, 2012, REP subsidiaries of a nonaffiliated entity collectively represented approximately 11% and 12% of the nonaffiliated trade accounts receivable amount, respectively. Trade accounts receivable from TCEH at December 31, 2012 reflects timing of payments in 2012.

Investments and Other Property

Investments and other property reported on our balance sheet consisted of the following:

	At March 31, 2013	At December 31, 2012
Assets related to employee benefit plans, including employee savings programs, net of distributions	$82	$80
Land	2	3

Total investments and other property	$84	$83

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	At March 31, 2013	At December 31, 2012
Total assets in service	$16,189	$16,083
Less accumulated depreciation	5,519	5,407

Net of accumulated depreciation	10,670	10,676
Construction work in progress	819	627
Held for future use	15	15

Property, plant and equipment – net	$11,504	$11,318

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At March 31, 2013			At December 31, 2012
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$296	$80	$216	$295	$79	$216
Capitalized software	439	234	205	409	220	189

Total	$735	$314	$421	$704	$299	$405

Aggregate amortization expense for intangible assets totaled $15 million and $13 million for the three months ended March 31, 2013 and 2012, respectively. The estimated aggregate amortization expense for each of the next five fiscal years from December 31, 2012 is as follows:

Year	Amortization Expense
2013	$62
2014	60
2015	60
2016	57
2017	49

At both March 31, 2013 and December 31, 2012, goodwill totaling $4.1 billion was reported on our balance sheet. None of this goodwill is being deducted for tax purposes.

Other Noncurrent Liabilities and Deferred Credits

Other noncurrent liabilities and deferred credits reported on our balance sheet consisted of the following:

	At March 31,	At December 31,
	2013	2012
Retirement plans and other employee benefits	$1,506	$1,495
Uncertain tax positions (including accrued interest)	93	169
Other	69	58

Total other noncurrent liabilities and deferred credits	$1,668	$1,722

We have been advised by EFH Corp. that the conclusion of all issues contested from the 1997 through 2002 IRS audit will further reduce the liability for uncertain tax positions by approximately $29 million with a cash payment to EFH Corp. as required under the tax sharing agreement. Approval by the Joint Committee on Taxation is expected to be received in the second quarter of 2013.

The IRS audit for the years 2003 through 2006 was concluded in June 2011. A significant number of adjustments to the originally filed returns for such years were proposed. In March 2013, EFH Corp. and the IRS agreed on terms to resolve the disputed adjustments. In the first quarter of 2013, we adjusted the liability for uncertain tax positions to reflect the terms of the agreement, resulting in a net reduction of the liability for uncertain tax positions totaling $78 million. This reduction consisted of a $63 million reclassification to the liability in lieu of deferred income taxes and a net adjustment of $15 million ($10 million after tax), representing a reversal of accrued interest, which is reported as a decrease in provision in lieu of income taxes. Any cash income tax impact related to the conclusion of the 2003 through 2006 audit is expected to be immaterial.

Supplemental Cash Flow Information

	Three Months Ended March 31,
	2013	2012
Cash payments (receipts) related to:
Interest	$96	$135
Capitalized interest	(2)	(2)

Interest (net of amounts capitalized)	94	133

Noncash construction expenditures (a)	69	85

(a)	Represents end-of-period accruals.

12. SUPPLEMENTARY FINANCIAL INFORMATION

Variable Interest Entities

We are the primary beneficiary and consolidate a wholly-owned VIE, Bondco, which was organized for the limited purpose of issuing specific transition bonds and purchasing and owning transition property acquired from us that is pledged as collateral to secure the bonds. We act as the servicer for this entity to collect transition charges authorized by the PUCT. These funds are remitted to the trustee and used for interest and principal payments on the transition bonds and related costs.

The material assets and liabilities of Bondco are presented separately on the face of our Consolidated Balance Sheet because the assets are restricted and can only be used to settle the obligations of Bondco, and Bondco’s creditors do not have recourse to our general credit or assets.

Our maximum exposure does not exceed our equity investment in Bondco, which was $16 million at both December 31, 2012 and 2011. We did not provide any financial support to Bondco during the years ended December 31, 2012 and 2011.

Major Customers

Revenues from TCEH represented 29%, 33% and 36% of total operating revenues for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues from REP subsidiaries of a nonaffiliated entity collectively represented 15% of total operating revenues for each of the years ended December 31, 2012, 2011 and 2010. No other customer represented 10% or more of total operating revenues in the years ended December 31, 2012, 2011 or 2010.

Other Income and Deductions

	Year Ended December 31,
	2012	2011	2010
Other income:
Accretion of adjustment (discount) to regulatory assets due to purchase accounting	$23	$29	$34
Net gain on sale of other properties and investments	3	1	2

Total other income	$26	$30	$36

Other deductions:
Professional fees	$3	$4	$4
Equity losses in unconsolidated affiliate (Note 11)	—	—	2
SARs early exercise (Note 10)	57	—	—
Other	4	5	2

Total other deductions	$64	$9	$8

Interest Expense and Related Charges

	Year Ended December 31,
	2012	2011	2010
Interest expense	$366	$359	$342
Amortization of fair value debt discounts resulting from purchase accounting	—	—	2
Amortization of debt issuance costs and discounts	18	3	5
Allowance for funds used during construction – capitalized interest portion	(10)	(3)	(2)

Total interest expense and related charges	$374	$359	$347

Restricted Cash

Restricted cash amounts reported on our balance sheet consisted of the following:

	At December 31, 2012		At December 31, 2011
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets
Customer collections related to transition bonds used only to service debt and pay expenses	$55	$—	$57	$—
Reserve for fees associated with transition bonds	—	10	—	10
Reserve for shortfalls of transition bond charges	—	6	—	6

Total restricted cash	$55	$16	$57	$16

Trade Accounts Receivable

Trade accounts receivable reported on our balance consisted of the following:

	At December 31,
	2012	2011
Gross trade accounts receivable	$395	$436
Trade accounts receivable from TCEH	(55)	(131)
Allowance for uncollectible accounts	(2)	(2)

Trade accounts receivable from nonaffiliates — net	$338	$303

Gross trade accounts receivable at December 31, 2012 and 2011 included unbilled revenues of $147 million and $127 million, respectively.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset. Due to commitments made to the PUCT in 2007, we are not allowed to recover bad debt expense, or certain other costs and expenses, from ratepayers in the event of a default or bankruptcy by an affiliate REP.

Investments and Other Property

Investments and other property reported on our balance consisted of the following:

	At December 31,
	2012	2011
Assets related to employee benefit plans, including employee savings programs, net of distributions	$80	$70
Land	3	3

Total investments and other property	$83	$73

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans. At December 31, 2012 and 2011, the face amount of these policies totaled $152 million and $137 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $65 million and $46 million, respectively. Changes in cash surrender value are netted against premiums paid. Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Property, Plant and Equipment

Property, plant and equipment reported on our balance consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2012	2012	2011
Assets in service:
Distribution	4.1% / 24.5 years	$9,745	$9,486
Transmission	2.8% / 35.2 years	5,482	4,919
Other assets	9.3% / 10.8 years	856	822

Total		16,083	15,227
Less accumulated depreciation		5,407	5,203

Net of accumulated depreciation		10,676	10,024
Construction work in progress		627	530
Held for future use		15	15

Property, plant and equipment – net		$11,318	$10,569

Depreciation expense as a percent of average depreciable property approximated 3.9% for the year ended December 31, 2012 and 4.0% for each of the years ended December 31, 2011 and 2010.

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At December 31, 2012			At December 31, 2011
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$295	$79	$216	$248	$77	$171
Capitalized software	409	220	189	378	181	197

Total	$704	$299	$405	$626	$258	$368

Aggregate amortization expense for intangible assets totaled $53 million, $48 million and $39 million for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012, the weighted average remaining useful lives of capitalized land easements and software were 89 years and 5 years, respectively. The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2013	$56
2014	56
2015	56
2016	53
2017	45

At both December 31, 2012 and 2011, goodwill totaling $4.1 billion was reported on the balance sheet. None of this goodwill is being deducted for tax purposes. See Note 1 regarding goodwill impairment assessment and testing. In the fourth quarter of 2008, we recorded a goodwill impairment charge of $860 million, which was not deductible for income tax-related purposes.

Other Noncurrent Liabilities and Deferred Credits

Other noncurrent liabilities and deferred credits reported on our balance sheet consisted of the following:

	At December 31,
	2012	2011
Retirement plans and other employee benefits	$1,495	$1,340
Uncertain tax positions (including accrued interest)	169	147
Other	58	59

Total	$1,722	$1,546

Supplemental Cash Flow Information

	Year Ended December 31,
	2012	2011	2010
Cash payments (receipts) related to:
Interest	$378	$360	$339
Capitalized interest	(10)	(3)	(2)

Interest (net of amounts capitalized).	368	357	337

Amount in lieu of income taxes:
Federal	(23)	(134)	109
State	21	20	19

Total amount in lieu of income taxes	(2)	(114)	128

SARs early exercise	64	—	—
Noncash investing and financing activities:
Construction expenditures (a)	103	140	78
Debt exchange transactions	—	—	324

(a)	Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2012 and 2011 are summarized below. In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made. Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Operating revenues	$783	$828	$925	$792
Operating income	157	188	230	156
Net income (a)	75	107	139	28

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Operating revenues	$706	$756	$897	$759
Operating income	145	173	225	150
Net income	65	92	144	66

(a)	Fourth quarter 2012 reflects a $57 million charge to expense associated with the SARs settlement (see Note 10).